Note 48 - Impairment or reversal of impairment on associates and joint ventures	12 Months Ended
Dec. 31, 2020
Impairment or reversal of impairment on associates and joint ventures
Disclosure Impairment or reversal of impairment on associates and joint ventures

The heading “Impairment or reversal of the impairment of investments in joint ventures or associates" resulted in a loss of 190 and 46 million euros for the years ended December 31, 2020 and 2019. There was no impairment recorded for the year ended December 31, 2018 (see Note 16.3).